SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2012
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Schedule of Nonrecurring Fair Value Measurements

The following table sets forth assets measured at fair value on a nonrecurring basis as of December 31, 2012:

		Fair value at December 31, 2012 measured using
	Carrying value at December 31, 2012	Quoted price in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total loss in 2012
	RMB	RMB	RMB	RMB	RMB	US$
Intangible assets - Acquired dealership agreements	105,400	-	-	78,950	26,450	4,246

Schedule of Depreciation over Estimated Useful Lives of Property and Equipment

Property and equipment are stated at cost less accumulated depreciation and are depreciated on a straight-line basis over the following estimated useful lives:

Buildings	40 years
Machinery	5 years
Office equipment	5 years
Motor vehicles	5 years